Provisions and other liabilities - Fair Value of Plans Assets relating to Pension Plans and Other Post-employment Plans (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	87.40%	99.20%	98.00%
Other securities	12.60%	0.80%	2.00%
Total	100.00%	100.00%	100.00%
Cash and cash equivalents
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	1.80%	1.40%	2.20%
Equity instruments
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	22.60%	22.30%	25.20%
Bonds and similar instruments
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	55.80%	66.50%	64.10%
Real estate
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	3.80%	4.20%	3.30%
Derivatives
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	0.00%	0.00%	0.10%
Commodities
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	0.90%	0.70%	0.80%
Other
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	2.50%	4.10%	2.30%
Hedge funds
Disclosure of fair value of plan assets [line items]
Other securities	0.00%	0.00%	0.10%
Insurance policies
Disclosure of fair value of plan assets [line items]
Other securities	12.60%	0.80%	1.90%